Impairment of non-current assets - Cash Generating Units (Details) - Refining and Petrochemical segment - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 1,265,753	$ 1,482,444	$ 1,096,021
Refineria de Cartagena S.A.S
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	1,265,753	1,482,512	1,096,024
Refineria de Cartagena S.A.S | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	28,237,532	26,423,190	31,750,957
Refineria de Cartagena S.A.S | Recoverable amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 35,329,614	27,905,702	32,846,981
Invercolsa S.A.
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		(68)	(3)
Invercolsa S.A. | Carrying Amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		273	276
Invercolsa S.A. | Recoverable amount
Impairment of non-current assets
Impairment loss - refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		$ 205	$ 273